Interests in associates and joint ventures - Associates and Joint Ventures Commentary (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of associates [line items]
Interests in associates and joint ventures	$ 28,465	$ 27,344	$ 29,546
Bank of Communications Co., Limited
Disclosure of associates [line items]
Proportion of ownership interest in associate	19.03%
Impairment loss recognised in profit or loss		3,000
Investments in associates reported in separate financial statements	$ 22,126	21,210
Fair value	$ 11,096	$ 8,812